EAGLE FAMILY OF FUNDS
880 Carillon Parkway
Saint Petersburg, Florida 33716
800.421.4184

March 4, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:         Eagle Growth & Income Fund (the “Trust”)
File Nos. 033-07559 and 811-04767

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Eagle Growth & Income Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated March 1, 2016 and filed electronically as Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A on February 29, 2016.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (727) 567-6141.

Very truly yours,

/s/ Daniel R. Dzibinski
Daniel R. Dzibinski
Secretary, Eagle Family of Funds

cc: Richard J. Rossi
Susan L. Walzer
Eagle Asset Management, Inc.